Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
www.usbank.com
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
N/A
Aurora Loan Services LLC
May 25, 2006
April 30, 2006
April 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
06/21/2006 10:47 am
Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
26-Jun-06
Determination Date 19-May-06 Accrual Periods: Begin End
Record Date - Physical Certificates 31-May-06 Libor Certificates 5/25/2006 6/25/2006
Record Date - non Physical Certificates 23-Jun-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 5.17125% $272,815,000.00 $271,872,127.77 $5,334,316.29 $1,249,705.55 $6,584,021.84 $0.00 NA $266,537,811.48
A2-A 5.25125% $221,631,000.00 $221,631,000.00 $0.00 $1,034,524.26 $1,034,524.26 $0.00 NA $221,631,000.00
A2-B 5.31125% $22,321,000.00 $22,321,000.00 $0.00 $105,379.92 $105,379.92 $0.00 NA $22,321,000.00
A3-A 5.31125% $168,979,000.00 $168,979,000.00 $0.00 $797,768.63 $797,768.63 $0.00 NA $168,979,000.00
A3-B 5.38125% $18,775,000.00 $18,775,000.00 $0.00 $89,807.08 $89,807.08 $0.00 NA $18,775,000.00
A4-A 5.41125% $68,045,000.00 $68,045,000.00 $0.00 $327,296.45 $327,296.45 $0.00 NA $68,045,000.00
A4-B 5.46125% $7,560,000.00 $7,560,000.00 $0.00 $36,699.60 $36,699.60 $0.00 NA $7,560,000.00
M1 5.48125% $37,190,000.00 $37,190,000.00 $0.00 $181,197.94 $181,197.94 $0.00 $0.00 $37,190,000.00
M2 5.50125% $15,313,000.00 $15,313,000.00 $0.00 $74,880.57 $74,880.57 $0.00 $0.00 $15,313,000.00
M3 5.52125% $4,375,000.00 $4,375,000.00 $0.00 $21,471.53 $21,471.53 $0.00 $0.00 $4,375,000.00
M4 5.63125% $12,251,000.00 $12,251,000.00 $0.00 $61,323.06 $61,323.06 $0.00 $0.00 $12,251,000.00
M5 5.73125% $5,687,000.00 $5,687,000.00 $0.00 $28,972.11 $28,972.11 $0.00 $0.00 $5,687,000.00
M6 5.88125% $4,812,000.00 $4,812,000.00 $0.00 $25,156.07 $25,156.07 $0.00 $0.00 $4,812,000.00
M7 6.33125% $4,375,000.00 $4,375,000.00 $0.00 $24,621.53 $24,621.53 $0.00 $0.00 $4,375,000.00
M8 6.66161% $6,563,000.00 $6,563,000.00 $0.00 $39,851.99 $39,851.99 $0.00 $0.00 $6,563,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
P 0.00000% $0.00 $0.00 $0.00 $73,876.90 $73,876.90 $0.00 N/A $0.00
X 0.00000% $4,383,554.16 $4,375,378.00 $0.00 $1,077,413.40 $1,077,413.40 $0.00 $0.00 $4,375,378.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $870,692,000.00 $869,749,127.77 $5,334,316.29 $5,249,946.59 $10,584,262.88 $0.00 $0.00 $864,414,811.48
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 52522RAA8 $996.54391353 $19.55287022 $4.58078020 $0.00000000 $976.99104331 LIBOR 5.08125%
A2-A 52522RAB6 $1,000.00000000 $0.00000000 $4.66777779 $0.00000000 $1,000.00000000
A2-B 52522RAC4 $1,000.00000000 $0.00000000 $4.72111106 $0.00000000 $1,000.00000000
A3-A 52522RAD2 $1,000.00000000 $0.00000000 $4.72111108 $0.00000000 $1,000.00000000
A3-B 52522RAE0 $1,000.00000000 $0.00000000 $4.78333316 $0.00000000 $1,000.00000000
A4-A 52522RAF7 $1,000.00000000 $0.00000000 $4.81000000 $0.00000000 $1,000.00000000
A4-B 52522RAG5 $1,000.00000000 $0.00000000 $4.85444444 $0.00000000 $1,000.00000000
M1 52522RAH3 $1,000.00000000 $0.00000000 $4.87222210 $0.00000000 $1,000.00000000
M2 52522RAJ9 $1,000.00000000 $0.00000000 $4.89000000 $0.00000000 $1,000.00000000
M3 52522RAK6 $1,000.00000000 $0.00000000 $4.90777829 $0.00000000 $1,000.00000000
M4 52522RAL4 $1,000.00000000 $0.00000000 $5.00555546 $0.00000000 $1,000.00000000
M5 52522RAM2 $1,000.00000000 $0.00000000 $5.09444523 $0.00000000 $1,000.00000000
M6 52522RAN0 $1,000.00000000 $0.00000000 $5.22777847 $0.00000000 $1,000.00000000
M7 52522RAP5 $1,000.00000000 $0.00000000 $5.62777829 $0.00000000 $1,000.00000000
M8 52522RAQ3 $1,000.00000000 $0.00000000 $6.07222155 $0.00000000 $1,000.00000000
C $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
X $998.13481032 $0.00000000 $245.78535149 $0.00000000 $998.13481032
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 5.17125% $1,249,705.55 $0.00 $0.00 $0.00 $0.00 NA $1,249,705.55 $0.00
A2-A 5.25125% $1,034,524.26 $0.00 $0.00 $0.00 $0.00 NA $1,034,524.26 $0.00
A2-B 5.31125% $105,379.92 $0.00 $0.00 $0.00 $0.00 NA $105,379.92 $0.00
A3-A 5.31125% $797,768.63 $0.00 $0.00 $0.00 $0.00 NA $797,768.63 $0.00
A3-B 5.38125% $89,807.08 $0.00 $0.00 $0.00 $0.00 NA $89,807.08 $0.00
A4-A 5.41125% $327,296.45 $0.00 $0.00 $0.00 $0.00 NA $327,296.45 $0.00
A4-B 5.46125% $36,699.60 $0.00 $0.00 $0.00 $0.00 NA $36,699.60 $0.00
M1 5.48125% $181,197.94 $0.00 $0.00 $0.00 $0.00 $0.00 $181,197.94 $0.00
M2 5.50125% $74,880.57 $0.00 $0.00 $0.00 $0.00 $0.00 $74,880.57 $0.00
M3 5.52125% $21,471.53 $0.00 $0.00 $0.00 $0.00 $0.00 $21,471.53 $0.00
M4 5.63125% $61,323.06 $0.00 $0.00 $0.00 $0.00 $0.00 $61,323.06 $0.00
M5 5.73125% $28,972.11 $0.00 $0.00 $0.00 $0.00 $0.00 $28,972.11 $0.00
M6 5.88125% $25,156.07 $0.00 $0.00 $0.00 $0.00 $0.00 $25,156.07 $0.00
M7 6.33125% $24,621.53 $0.00 ($0.00) ($0.00) $0.00 $0.00 $24,621.53 $0.00
M8 6.83125% $38,862.37 $0.00 $989.62 $989.62 ($0.00) $0.00 $39,851.99 $0.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
P 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $73,876.90 $0.00
X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,077,413.40 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
26-Jun-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 5,334,316.29 1,249,705.55 0.00 0.00 5,334,316.29 1,249,705.55
A2 0.00 1,034,524.26 0.00 0.00 0.00 1,034,524.26
A3 0.00 105,379.92 0.00 0.00 0.00 105,379.92
A4 0.00 797,768.63 0.00 0.00 0.00 797,768.63
M1 0.00 89,807.08 0.00 0.00 0.00 89,807.08
M2 0.00 327,296.45 0.00 0.00 0.00 327,296.45
M3 0.00 36,699.60 0.00 0.00 0.00 36,699.60
M4 0.00 181,197.94 0.00 0.00 0.00 181,197.94
M5 0.00 74,880.57 0.00 0.00 0.00 74,880.57
M6 0.00 21,471.53 0.00 0.00 0.00 21,471.53
M7 0.00 61,323.06 0.00 0.00 0.00 61,323.06
C 0.00 28,972.11 0.00 0.00 0.00 28,972.11
X 0.00 24,166.45 0.00 989.62 0.00 25,156.07
P 0.00 24,621.53 0.00 0.00 0.00 24,621.53
R 0.00 39,851.99 0.00 0.00 0.00 39,851.99
TOTAL 5,334,316.29 4,097,666.67 0.00 989.62 5,334,316.29 4,098,656.29
Cumulative X-I Distributions 1,259,096.23
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
26-Jun-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 989.62 Amount of Advances required to be made by servicer 4,058,166.13
Withdrawal: Basis Risk Shortfalls 989.62 Amount of Advances actually made by servicer 4,058,166.13
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 10,584,262.88
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 989.62
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 0.00 10,585,252.50
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 1,077,413.40 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 1,077,413.40 Total interest distributed 5,249,946.59
Ending Balance 0.00 Total principal distributed 5,334,316.29
Net Deposits to Basis Risk account 989.62
10,585,252.50
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
26-Jun-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 10.928%
B) Ending Collateral Balance 868,790,189.48 Senior Enhancement Percentage for purposes of Stepdown 10.424%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Cumulative Realized Losses 0.00 (x) May 2009 NO
F) Original Collateral Balance 821,927,582.36 (y) Distribution when Senior Enhancement % is >= 27.12% NO
G) Cumulative Loss % ( E/F) 0.00%
H) Applicable Cumulative Loss Limit % 100.00%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,078,403.02
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 989.62
Ending Overcollateralization Amount 4,375,378.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 4,375,378.00 5) Remaining Amounts to X 1,077,413.40
Ending Overcollateralization deficiency amount 0.00 (B): 1,078,403.02
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
874,124,505.77
7,861,933.26
2,527,616.97
0.00
0.00
868,790,189.48
0.00
7,109,678.72
752,254.54
0.00
0.00
7,861,933.26
5,449,233.94
273,164.25
2,527,616.97
0.00
0.00
0.00
0.00
2,648,452.72
73,876.90
0.00
10,584,262.88
0.00
273,164.25
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
2,402
2,384
0.9952620000
7.48072%
7.10572%
11.26908%
0.00
2,402
868,790,189.48
0.00
0.00
0.00
2,447,427.27
7
0
0.00
GROUP:
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
874,124,505.77
7,861,933.26
2,527,616.97
0.00
0.00
868,790,189.48
0.00
7,109,678.72
752,254.54
0.00
0.00
7,861,933.26
5,449,233.94
273,164.25
2,527,616.97
0.00
0.00
0.00
0.00
2,648,452.72
73,876.90
0.00
10,584,262.88
0.00
273,164.25
0.00
0.00
0.00
0.00
0.00
SERVICER:
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
2,402
2,384
0.9952620000
7.48072%
7.10572%
11.26908%
0.00
2,402
868,790,189.48
0.00
0.00
0.00
2,447,427.27
7
0
0.00
SERVICER:
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance
%
0K to 99.99K
81 6,311,084.09 0.73%
100K to 199.99K
447 68,721,596.53 7.91%
200K to 299.99K
543 133,412,028.03 15.36%
300K to 399.99K
409 141,150,983.52 16.25%
400K to 499.99K
387 172,765,708.79 19.89%
500K to 599.99K
243 132,238,448.54 15.22%
600K to 699.99K
136 87,076,922.07 10.02%
700K to 799.99K
47 35,201,592.64 4.05%
800K to 899.99K
30 25,293,005.08 2.91%
900K to 999.99K
24 22,924,011.21 2.64%
1000K to 1099.99K
18 18,220,997.15 2.10%
1100K to 1199.99K
3 3,515,499.74 0.40%
1200K to 1299.99K
6 7,429,050.87 0.86%
1300K to 1399.99K
6 8,122,739.01 0.93%
1400K to 1499.99K
2 2,933,986.49 0.34%
1500K to 1599.99K
1 1,503,564.22 0.17%
1900K to 1999.99K
1 1,968,971.50 0.23%
Total
2,384
868,790,189.48
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1900K to 1999.99K
Balance
Count
Balance ($)
%
6.00% - 6.49%
20 8,326,028.96 0.96%
6.50% - 6.99%
180 70,392,515.62 8.10%
7.00% - 7.49%
585 231,774,512.01 26.68%
7.50% - 7.99%
1,134 420,532,557.30 48.40%
8.00% - 8.49%
465 137,764,575.59 15.86%
Total
2,384
868,790,189.48
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.48%
Count
Balance ($)
%
2.00% - 2.99%
255 97,115,054.43 11.18%
3.00% - 3.99%
2,129 771,675,135.05 88.82%
Total
2,384
868,790,189.48
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
255 97,115,054.43 11.18%
3.00% - 3.99%
2,129 771,675,135.05 88.82%
Total
2,384
868,790,189.48
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Count
Balance ($)
%
9.00% - 9.99%
392 151,500,250.40 17.44%
12.00% - 12.99%
1,992 717,289,939.08 82.56%
Total
2,384
868,790,189.48
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.64%
Count
Balance ($)
%
1
2,384 868,790,189.48 100.00%
Total
2,384
868,790,189.48
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,384 868,790,189.48 100.00%
Total
2,384
868,790,189.48
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
560 171,502,962.02 19.74%
1 Year MTA
1,824 697,287,227.46 80.26%
Total
2,384
868,790,189.48
100.00%
Indices
Index
Count
Balance ($)
%
Condominium
308 86,185,722.22 9.92%
Multifamily
177 64,929,412.62 7.47%
Planned Unit Development
466 172,940,746.46 19.91%
Single Family
1,433 544,734,308.18 62.70%
Total
2,384
868,790,189.48
100.00%
Property Type
Type
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
2005
15 4,811,051.78 0.55%
2006
2,369 863,979,137.70 99.45%
Total
2,384
868,790,189.48
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00% - 19.99%
1 135,646.53 0.02%
25.00% - 29.99%
3 747,037.07 0.09%
30.00% - 34.99%
3 1,263,230.56 0.15%
35.00% - 39.99%
4 739,808.29 0.09%
40.00% - 44.99%
6 1,901,547.93 0.22%
45.00% - 49.99%
9 2,408,893.75 0.28%
50.00% - 54.99%
18 4,374,962.44 0.50%
55.00% - 59.99%
25 12,062,155.00 1.39%
60.00% - 64.99%
26 9,596,408.93 1.10%
65.00% - 69.99%
76 30,379,356.88 3.50%
70.00% - 74.99%
181 71,582,938.57 8.24%
75.00% - 79.99%
525 189,072,588.97 21.76%
80.00% - 84.99%
1,446 527,709,344.76 60.74%
85.00% - 89.99%
17 5,729,177.40 0.66%
90.00% - 94.99%
42 10,376,267.49 1.19%
95.00% - 99.99%
2 710,824.91 0.08%
Total
2,384 868,790,189.48 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Count
Balance ($)
%
337 - 360
1,491 533,428,113.73 61.40%
457 - 480
893 335,362,075.75 38.60%
Total
2,384
868,790,189.48
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 403
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
337 - 360
1,491 533,428,113.73 61.40%
457 - 480
893 335,362,075.75 38.60%
Total
2,384
868,790,189.48
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 403
Count
Balance ($)
%
337 - 360
1,491 533,428,113.73 61.40%
457 - 480
893 335,362,075.75 38.60%
Total
2,384
868,790,189.48
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 406
Count
Balance ($)
%
337 - 360
1,491 533,428,113.73 61.40%
457 - 480
893 335,362,075.75 38.60%
Total
2,384
868,790,189.48
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 406
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
ARIZONA
115 35,685,106.62 4.11%
CALIFORNIA
1,055 492,380,111.72 56.67%
COLORADO
60 14,784,204.43 1.70%
CONNECTICUT
10 2,950,985.11 0.34%
DELAWARE
3 716,734.72 0.08%
DISTRICT OF COLUMBIA
11 5,947,960.42 0.68%
FLORIDA
230 59,763,967.46 6.88%
GEORGIA
27 6,136,110.45 0.71%
IDAHO
13 2,628,893.16 0.30%
ILLINOIS
22 4,761,916.35 0.55%
INDIANA
5 354,428.55 0.04%
KANSAS
1 208,508.94 0.02%
KENTUCKY
1 106,873.76 0.01%
LOUISIANA
5 1,111,280.41 0.13%
MARYLAND
59 22,941,232.70 2.64%
MASSACHUSETTS
28 9,755,395.49 1.12%
MICHIGAN
48 9,121,435.36 1.05%
MINNESOTA
43 9,932,486.33 1.14%
MISSOURI
5 1,209,403.17 0.14%
MONTANA
2 1,178,296.29 0.14%
NEVADA
98 28,039,345.90 3.23%
NEW JERSEY
67 23,370,161.38 2.69%
NEW MEXICO
12 2,160,424.75 0.25%
NEW YORK
51 21,495,852.97 2.47%
NORTH CAROLINA
8 1,961,429.07 0.23%
OHIO
23 4,200,019.54 0.48%
OKLAHOMA
1 197,301.39 0.02%
OREGON
57 16,012,802.90 1.84%
PENNSYLVANIA
16 2,233,399.33 0.26%
RHODE ISLAND
3 739,773.41 0.09%
SOUTH CAROLINA
4 1,303,375.61 0.15%
TENNESSEE
6 1,074,062.94 0.12%
TEXAS
44 7,554,203.25 0.87%
UTAH
35 9,577,943.86 1.10%
VIRGINIA
62 22,698,095.27 2.61%
WASHINGTON
151 43,994,031.83 5.06%
WYOMING
3 502,634.64 0.06%
Total
2,384
868,790,189.48
100.00%
Geographic Distribution by State
State
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
NEW JERSEY
MARYLAND
VIRGINIA
NEW YORK
OREGON
COLORADO
MINNESOTA
MASSACHUSETTS
UTAH
MICHIGAN
TEXAS
GEORGIA
DISTRICT OF
COLUMBIA
ILLINOIS
OHIO
CONNECTICUT
IDAHO
PENNSYLVANIA
NEW MEXICO
NORTH CAROLINA
SOUTH CAROLINA
MISSOURI
MONTANA
LOUISIANA
TENNESSEE
RHODE ISLAND
DELAWARE
WYOMING
INDIANA
KANSAS
OKLAHOMA
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 1
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,380
867,211,179.54
99.82%
865,263,669.40
4
1,579,009.94
0.18%
1,568,958.44
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,384
868,790,189.48
866,832,627.84
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,380
867,211,179.54
99.82%
865,263,669.40
4
1,579,009.94
0.18%
1,568,958.44
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,384
868,790,189.48
100.00%
866,832,627.84
Current
30 - 59
days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
4 1,579,009.94 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
4
1,579,009.94
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
4
1,579,009.94
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
4
1,579,009.94
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
June 2006
Count
Balance ($)
30 - 59 days
4 1,579,009.94
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
06
Balance ($)
30 - 59 days
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
10.27%
7,861,933.26
10.27%
7,861,933.26
Life CPR
Percentage
Amount ($)
6.73% 6.73%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Amount ($)
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
18 7,081,000.00 7,109,678.72 0.00 874,124,505.77
0.81%
99.19%
1
Prepayment 0.81%
Liquidation 0.00%
Beginning Balance 99.19%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119429553 209,300.00 210,090.60 210,774.24 0.00 0.00 0.00 Voluntary PIF 05/30/2006 0.00 7.750% 0.00
119429769 128,000.00 128,923.45 129,350.11 0.00 0.00 0.00 Voluntary PIF 05/05/2006 0.00 8.375% 4,160.00
119496875 650,000.00 652,676.09 654,851.96 0.00 0.00 0.00 Voluntary PIF 05/05/2006 0.00 8.125% 20,800.00
119506301 224,700.00 226,058.72 226,955.97 0.00 0.00 0.00 Voluntary PIF 05/02/2006 0.00 8.375% 7,415.10
119691798 222,200.00 223,018.60 223,667.96 0.00 0.00 0.00 Voluntary PIF 05/25/2006 0.00 8.375% 0.00
119695369 450,000.00 451,538.41 452,792.55 0.00 0.00 0.00 Voluntary PIF 05/16/2006 0.00 8.375% 0.00
119698637 324,000.00 324,281.20 325,134.34 0.00 0.00 0.00 Voluntary PIF 05/25/2006 0.00 8.375% 10,854.00
119862332 1,220,000.00 1,220,366.63 1,223,674.00 0.00 0.00 0.00 Voluntary PIF 05/19/2006 0.00 7.250% 0.00
119869493 310,400.00 310,904.74 311,824.25 0.00 0.00 0.00 Voluntary PIF 05/05/2006 0.00 7.500% 9,156.80
119870707 380,000.00 380,272.16 381,461.72 0.00 0.00 0.00 Voluntary PIF 05/03/2006 0.00 7.750% 0.00
119872497 113,600.00 113,619.09 113,901.64 0.00 0.00 0.00 Voluntary PIF 05/04/2006 0.00 7.125% 1,136.00
120001912 690,000.00 690,963.98 692,711.96 0.00 0.00 0.00 Voluntary PIF 05/10/2006 0.00 7.500% 20,355.00
120003579 188,000.00 187,820.03 188,402.56 0.00 0.00 0.00 Voluntary PIF 05/01/2006 0.00 8.375% 0.00
120009022 280,000.00 280,260.70 281,036.19 0.00 0.00 0.00 Voluntary PIF 05/10/2006 0.00 8.375% 0.00
120010236 490,000.00 490,318.55 491,401.22 0.00 0.00 0.00 Voluntary PIF 05/10/2006 0.00 8.375% 0.00
120011705 422,400.00 421,386.48 422,442.06 0.00 0.00 0.00 Voluntary PIF 05/15/2006 0.00 6.875% 0.00
120012067 520,000.00 520,048.19 521,348.89 0.00 0.00 0.00 Voluntary PIF 05/09/2006 0.00 7.000% 0.00
120013412 258,400.00 257,231.20 257,947.10 0.00 0.00 0.00 Voluntary PIF 05/16/2006 0.00 7.500% 0.00
Total:
18
7,081,000.00
7,089,778.82
0.00
7,109,678.72
0.00
0.00
0.00
73,876.90
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
06/21/2006 10:47 am

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL BREACHES LOAN DETAIL REPORT
06/21/2006 10:47 am